Risks and Financial Instruments - Summary of credit risk of financial institution and government of cash, cash equivalents and financial investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of external credit grades [line items]
Counterparty credit rating	R$ 4,463,473	R$ 8,672,160
AAA [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	3,606,000	8,190,428
AA [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	740,879	317,894
A [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	R$ 116,594	R$ 163,838